Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16. RELATED PARTY TRANSACTIONS

Key management personnel include those people who have authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board, its Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Chief Commercial Officer and Chief Scientific Officer. The remuneration of directors and key management personnel during the nine months ended September 30, 2023 and 2022 was as follows:

	Nine months ended
	September 30,
	2023	2022
Salaries and benefits	$627,988	$468,050

Remuneration paid to related parties other than key personnel during the nine months ended September 30, 2023 and 2022 was as follows:

	Nine months ended
	September 30,
	2023	2022
Salaries and benefits	$14,902	$64,055

During the nine months ended September 30, 2023 and 2022, the Company incurred interest expense of $25,017 and $24,426 on balances owing to related parties, respectively.

During the nine months ended September 30, 2023 and 2022, the Company incurred accretion expense of $8,752 and $11,553 on balances owing to related parties, respectively.

During the nine months ended September 30, 2023 and 2022, we recorded expenses of $52,731 and $97,924, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS (and its successor, Uni Targeting Research AS, collectively “ColoAlert AS”), the company from which we exclusively licensed the ColoAlert product until we purchased the intellectual property on February 15, 2023 (see Note 7). A member of our Board of Directors is also a significant equity holder of ColoAlert AS.